Leader Capital Short Term High Yield Bond Fund

Institutional Shares:	LCCIX
Investor Shares:	LCCMX
Class A Shares:	LCAMX
Class C Shares:	LCMCX

Leader Capital High Quality Income Fund

Institutional Shares:	LCTIX
Investor Shares:	LCTRX
Class A Shares:	LCATX
Class C Shares:	LCCTX

(the “Funds”)

Supplement dated July 6, 2026

to the Prospectus and Statement of Additional Information (“SAI”)

dated November 28, 2025, as may be supplemented

Effective immediately, Slavik Kolesnik is added as a Portfolio Manager for the Funds. Accordingly, effective immediately, the following changes are made:

All references to John E. Lekas as Portfolio Manager in the Prospectus and SAI are changed to “Senior Portfolio Manager”.

Changes to the Prospectus

The sections of the Prospectus entitled “Leader Capital Short Term High Yield Bond Fund Summary – Investment Advisor Portfolio Manager” and “Leader Capital High Quality Income Fund Summary – Investment Advisor Portfolio Manager” are amended by adding the following:

Slavik Kolesnik, Portfolio Manager, has been a portfolio manager for the Fund since July 2026.

The section of the Prospectus entitled “Management – Investment Advisor Portfolio Manager” is amended by adding the following:

Slavik Kolesnik serves as a portfolio manager and is responsible for the investment decisions of each Fund. Prior to joining the Advisor in 2018, Mr. Kolesnik worked at J.P. Morgan Chase as a relationship banker. Mr. Kolesnik graduated from Clark College in Vancouver, WA.

The Funds’ SAI provides information about Mr. Kolesnik’s compensation structure, other accounts managed by him, and his ownership interests in shares of the Funds.

Changes to the SAI

The section of the SAI entitled “Portfolio Manager” is amended by deleting the first sentence of the introductory paragraph entirely and replacing it with the following information:

John E. Lekas and Slavik Kolesnik serve as portfolio managers (Mr. Lekas as “Senior Portfolio Manager”, Mr. Kolesnik as “Portfolio Manager”, and collectively as “Portfolio Managers”) and are responsible for the investment decisions of each Fund.

The section of the SAI entitled “Portfolio Manager” is amended by adding the following information:

Fiscal Year Ended July 31, 2025
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The section of the SAI entitled “Portfolio Manager – Ownership of Securities” is amended by adding the following information:

Portfolio Manager	Dollar Range of Shares Owned
Slavik Kolesnik
High Yield Fund	$0
High Quality Fund	$0

You should read this Supplement in conjunction with the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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